Nuveen Municipal Income Fund, Inc.
Portfolio of Investments July 31, 2024
(Unaudited)
NMI
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 99.1%
X –
MUNICIPAL BONDS - 99.1% X 100,766,883
ALABAMA - 2.4%
$ 260 Jefferson County, Alabama, Sewer Revenue Warrants, Series 2024,
5.250%, 10/01/49
10/33 at 100.00 $ 280,985
1,000 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 4, Series 2022B-1, 5.000%, 5/01/53, (Mandatory Put
8/01/28)
5/28 at 100.34 1,045,045
1,000 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 5, Series 2023A, 5.250%, 1/01/54, (Mandatory Put 7/01/29)
4/29 at 100.18 1,062,230
100 (c) Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A,
5.250%, 5/01/44
5/29 at 100.00 101,248
TOTAL ALABAMA 2,489,508
ARIZONA - 5.9%
275 Arizona Industrial Development Authority Education Revenue Bonds,
Academies of Math & Science Projects, Series 2023, 5.250%, 7/01/43
7/31 at 100.00 280,901
1,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2018A, 5.000%,
7/01/48
1/28 at 100.00 1,005,812
1,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, KIPPC NYC Public Charter Schools - Macombs Facility Project,
Series 2021A, 4.000%, 7/01/41
7/31 at 100.00 965,048
665 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Series 2024, 4.250%,
7/01/44
7/31 at 100.00 644,402
1,495 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Junior Lien Series 2019A, 5.000%, 7/01/49
7/29 at 100.00 1,576,077
515 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.250%,
12/01/28
No Opt. Call 543,488
1,000 (c) Sierra Vista Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Desert Heights Charter School Project, Refunding Series
2024, 6.125%, 6/01/57
6/32 at 102.00 1,002,606
TOTAL ARIZONA 6,018,334
ARKANSAS - 0.4%
200 (c) Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2022, 5.450%, 9/01/52, (AMT)
9/25 at 105.00 206,885
200 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2023, 5.700%, 5/01/53, (AMT)
5/26 at 105.00 210,375
TOTAL ARKANSAS 417,260
CALIFORNIA - 5.0%
250 California Housing Finance Agency, California, Multifamily Housing
Revenue Bonds, Power Station Block 7B, Limited Obligation Senior Series
2024L, 5.200%, 12/01/27
6/27 at 100.00 252,078
625 California Municipal Finance Authority, Special Tax Revenue Bonds, Bold
Program, Series 2023B, 5.500%, 9/01/43
9/30 at 103.00 671,158

Nuveen Municipal Income Fund, Inc.
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NMI
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
CALIFORNIA (continued)
$ 375 California Municipal Finance Authority, Special Tax Revenue Bonds, Bold
Program, Series 2024A, 5.000%, 9/01/48
9/30 at 103.00 $ 382,054
500 (c) California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.250%, 12/01/56
6/26 at 100.00 505,739
5 (d),(e) California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005A, 5.500%, 7/01/39
1/22 at 100.00 4,930
300 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay
Contracts, Series 2009A, 7.000%, 11/01/34
No Opt. Call 369,355
525 Palm Desert, California, Special Tax Bonds, Community Facilities District
2021-1 University Park, Series 2024, 5.000%, 9/01/53
9/30 at 103.00 539,795
500 (c) San Francisco City and County Special Tax District 2020-1, California,
Special Tax Bonds, Mission Rock Facilities and Services, Shoreline Tax
Zone 1 Series 2023C, 5.750%, 9/01/53
9/30 at 103.00 537,813
San Francisco City and County, California, Special Tax Bonds, Community
Facilities District 2016-1 Treasure Island Improvement Area 2, Series
2023A
:
710 (c) 5.000%, 9/01/38 9/30 at 103.00 761,979
490 (c) 5.000%, 9/01/43 9/30 at 103.00 513,674
500 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B,
5.250%, 1/15/44
1/25 at 100.00 503,009
TOTAL CALIFORNIA 5,041,584
COLORADO - 11.5%
500 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian
Living Neighborhoods Project, Refunding Series 2016, 5.000%, 1/01/37
9/24 at 102.00 502,625
1,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/44
8/29 at 100.00 1,039,991
1,395 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018A, 5.000%, 12/01/43, (AMT)
12/28 at 100.00 1,433,156
500 Erie Highlands Metropolitan District 2, Weld County, Colorado, General
Obligation Bonds, Limited Tax Series 2018A, 5.250%, 12/01/48
8/24 at 103.00 503,650
700 (c) Falcon Area Water and Wastewater Authority (El Paso County, Colorado),
Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34
9/27 at 103.00 692,631
200 Hess Ranch Metropolitan District 5, Parker, Colorado, Special Assessment
Revenue Bonds, Special Improvement District 1, Series 2024A-2, 6.500%,
12/01/43, (WI/DD)
3/29 at 103.00 202,734
500 (c) Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024, 6.625%, 12/01/56
12/31 at 103.00 486,244
1,000 Lewis Pointe Metropolitan District, Thornton, Colorado, Limited Tax
General Obligation Bonds, Refunding Series 2021, 4.000%, 12/01/47 -
BAM Insured
12/31 at 100.00 950,581
500 Park Creek Metropolitan District, Colorado, Senior Limited Property Tax
Supported Revenue Bonds, Series 2017A, 5.000%, 12/01/46
12/25 at 100.00 503,835
500 (c) Parkdale Community Authority, Erie County, Colorado, Limited Tax
Supported Convertible Capital Appreciation Revenue Bonds, District 2,
Series 2024A, 7.750%, 12/01/53
3/29 at 103.00 386,948
500 (c) Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2021A, 5.000%, 12/01/41
3/26 at 103.00 463,216
839 (c) Platte River Metropolitan District, Weld County, Colorado, General
Obligation Bonds, Limited Tax Refunding Series 2023A, 6.500%, 8/01/53
8/29 at 103.00 872,561

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
COLORADO (continued)
$ 500 Raindance Metropolitan District 1, Acting by and through its Water Activity
Enterprise In the Town of Windsor, Weld County, Colorado, Non-Potable
Water Enterprise Revenue Bonds, Series 2020, 5.250%, 12/01/50
12/25 at 103.00 $ 500,671
750 Silverstone Metropolitan District 3, Weld County, Colorado, General
Obligation and Special Revenue Bonds, Limited Tax Series 2023, 7.750%,
12/01/45
12/28 at 103.00 771,548
1,275 (c) Ventana Metropolitan District, El Paso County, Colorado, General
Obligation Bonds, Limited Tax Refunding and Improvement Series 2023A,
6.500%, 9/01/53
12/28 at 103.00 1,344,459
525 Waterview II Metropolitan District, El Paso County, Colorado, Limited Tax
General Obligation Bonds, Series 2022A, 4.500%, 12/01/31
3/27 at 103.00 518,622
500 West Globeville Metropolitan District 1, Denver, Colorado, General
Obligation Limited Tax Bonds, Series 2022, 6.750%, 12/01/52
12/29 at 103.00 491,089
TOTAL COLORADO 11,664,561
DELAWARE - 0.1%
100 Delaware Health Facilities Authroity, Revenue Bonds, Beebe Medical
Center Project, Series 2018, 5.000%, 6/01/48
12/28 at 100.00 100,643
TOTAL DELAWARE 100,643
DISTRICT OF COLUMBIA - 0.1%
105 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Refunding & Subordinate Lien Series 2019B, 4.000%, 10/01/49
10/29 at 100.00 98,639
TOTAL DISTRICT OF COLUMBIA 98,639
FLORIDA - 11.5%
815 Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay
Haven Charter Academy, Inc. Project, Series 2013A, 5.000%, 9/01/33
9/24 at 100.00 815,649
500 (c) Bridgewalk Community Development District, Osceola County, Florida,
Special Assessment Bonds, Assessment Area 2 Series 2023, 6.500%,
12/15/53
12/33 at 100.00 533,176
550 (c) Capital Projects Finance Authority, Florida, Educational Revenue Bonds,
Imagine Kissimmee Charter Academy Project, Series 2024, 6.500%,
6/15/54
6/34 at 100.00 565,676
1,000 (c) Capital Trust Authority, Florida, Educational Facilities Revenue Bonds, IPS
Enterprises, Inc. Projects, Refunding Series 2023A, 6.250%, 6/15/53
6/30 at 100.00 1,047,842
140 Capital Trust Authority, Florida, Educational Facilities Revenue Bonds, KIPP
Miami North Campus Project, Refunding Series 2024A, 6.000%, 6/15/54
6/29 at 103.00 146,781
210 (c) Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School Income Projects, Series 2023A,
6.500%, 6/15/38
6/30 at 103.00 234,329
1,000 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC
Issue, Series 2024, 5.500%, 7/01/53, (AMT)
7/32 at 100.00 1,039,859
485 (c) Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023C, 8.250%, 7/01/57,
(AMT), (Mandatory Put 8/15/24)
8/24 at 104.50 506,382
500 Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities
Revenue Bonds, Priority Subordinated Series 2017A, 5.000%, 10/01/42,
(AMT)
10/27 at 100.00 512,047
255 (c) Hamilton Bluff Community Development District, Lake Hamilton, Florida,
Special Assessment Bonds, Area 1 Project, Series 2024, 5.800%, 5/01/54
5/34 at 100.00 258,002

Nuveen Municipal Income Fund, Inc.
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NMI
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
$ 885 (c) Highland Trails Community Development District, Pasco County, Florida,
Special Assessment Revenue Bonds, Assessment Area One Capital
Improvement Series 2024, 5.850%, 5/01/54
5/34 at 100.00 $ 901,361
1,145 Hillsborough County Industrial Development Authority, Florida, Hospital
Revenue Bonds, Florida Health Sciences Center Inc D/B/A Tampa General
Hospital, Series 2020A, 4.000%, 8/01/55
2/31 at 100.00 1,022,358
150 Hobe-Saint Lucie Conservancy District, Florida, Special Assessment
Revenue Bonds, Improvement Unit 1A, Series 2024, 5.875%, 5/01/55
5/34 at 100.00 154,953
1,000 Lakeside Preserve Community Development District, Lakeland, Florida,
Special Assessment Bonds, 2023 Project Series 2023, 6.375%, 5/01/54
5/34 at 100.00 1,061,049
300 Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Taylor Ranch Project, Series 2023, 6.125%, 5/01/43
5/33 at 100.00 320,259
130 (c) North AR-1 of Pasco Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 4, Series 2024, 5.750%,
5/01/54
5/34 at 100.00 131,565
1,000 (c) River Hall Community Development District, Lee County, Florida, Capital
Improvement Revenue Bonds, Assessment Area 4 Series 2023A, 6.500%,
5/01/54
5/34 at 100.00 1,066,858
225 Sawgrass Village Community Development District, Manatee County,
Florida, Special Assessment Bonds, Assessment Area 2 Series 2023,
6.125%, 11/01/43
11/33 at 100.00 238,516
400 Stonegate Preserve Community Development District, Florida, Manatee
County, Special Assessment Revenue Bonds, 2023 Project Area Series
2023, 6.125%, 12/15/53
12/33 at 100.00 421,080
645 (c) Woodsdale Community Development District, Pasco County, Florida,
Revenue Bonds, Capital Improvement Series 2023, 6.125%, 11/01/43
11/33 at 100.00 684,903
TOTAL FLORIDA 11,662,645
GEORGIA - 2.2%
130 Atlanta Urban Residential Finance Authority, Georgia, Multifamily Housing
Revenue Bonds, Testletree Village Apartments, Series 2013A, 4.000%,
11/01/25
9/24 at 100.00 125,742
600 Cobb County Development Authority, Georgia, Charter School Revenue
Bonds, Northwest Classical Academy, Inc. Project, Series 2023A, 6.400%,
6/15/53
6/31 at 100.00 616,365
500 Fulton County Development Authority, Georgia, Hospital Revenue Bonds,
Wellstar Health System, Inc Project, Series 2017A, 4.000%, 4/01/50
4/30 at 100.00 478,710
1,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2023B, 5.000%, 7/01/53, (Mandatory Put 3/01/30)
12/29 at 100.31 1,066,116
TOTAL GEORGIA 2,286,933
HAWAII - 0.2%
250 (c) Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific University Project, Refunding Series 2024, 5.125%,
7/01/43
7/34 at 100.00 247,452
TOTAL HAWAII 247,452
IDAHO - 0.5%
500 (c) Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, The College of Idaho Project, Series 2023, 5.875%, 11/01/53
11/33 at 100.00 516,841
TOTAL IDAHO 516,841

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
ILLINOIS - 10.3%
$ 250 Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 $ 261,416
500 Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2023, 5.750%, 4/01/48
4/33 at 100.00 555,399
435 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2018D, 5.000%, 12/01/46
12/28 at 100.00 436,477
650 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A, 7.000%, 12/01/44
12/25 at 100.00 669,590
500 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2023A, 6.000%, 12/01/49
12/33 at 100.00 552,980
1,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2022A, 5.500%, 1/01/55
1/32 at 100.00 1,073,751
200 Illinois Educational Facilities Authority, Revenue Bonds, Field Museum of
Natural History, Series 2002.RMKT, 4.500%, 11/01/36
11/24 at 100.00 200,056
500 Illinois Finance Authority, Revenue Bonds, Bradley University, Refunding
Series 2021A, 4.000%, 8/01/51
8/31 at 100.00 433,303
1,105 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series
2015A, 5.000%, 11/15/45
11/25 at 100.00 1,111,756
200 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and
Medical Centers, Refunding Series 2015C, 5.000%, 8/15/44
8/25 at 100.00 200,964
540 Illinois State, General Obligation Bonds, June Series 2022A, 5.500%,
3/01/47
3/32 at 100.00 589,840
500 Illinois State, General Obligation Bonds, March Series 2021A, 5.000%,
3/01/46
3/31 at 100.00 528,642
400 Illinois State, General Obligation Bonds, May Series 2020, 5.500%,
5/01/39
5/30 at 100.00 438,580
1,000 Illinois State, General Obligation Bonds, October Series 2022C, 5.500%,
10/01/41
10/32 at 100.00 1,123,001
1,900 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2019A, 5.000%, 1/01/44
7/29 at 100.00 2,006,928
200 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2015A, 5.500%, 6/15/53
12/25 at 100.00 202,578
205 Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Series 2002A, 0.000%, 12/15/35 -
NPFG Insured
No Opt. Call 131,480
TOTAL ILLINOIS 10,516,741
INDIANA - 2.6%
735 (c) Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55
6/30 at 100.00 702,262
1,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana University
Health Obligation Group, Fixed Rate Series 2023A, 5.000%, 10/01/46
10/33 at 100.00 1,086,343
500 Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue
Bonds, Convention Center Hotel Senior Series 2023E, 6.000%, 3/01/53
3/33 at 100.00 552,287
250 (c) Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC
Project, Refunding Series 2024, 5.000%, 1/01/54, (AMT)
1/34 at 100.00 258,917
TOTAL INDIANA 2,599,809

Nuveen Municipal Income Fund, Inc.
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NMI
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
IOWA - 0.5%
$ 500 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022, 5.000%,
12/01/50
12/29 at 103.00 $ 531,104
TOTAL IOWA 531,104
LOUISIANA - 2.0%
1,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Womans Hospital
Foundation Project, Refunding Series 2017A, 5.000%, 10/01/44
10/27 at 100.00 1,018,246
1,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Loyola
University of New Orleans Project, Refunding Series 2023A, 5.250%,
10/01/53
4/33 at 100.00 1,044,065
TOTAL LOUISIANA 2,062,311
MINNESOTA - 1.9%
75 Baytown Township, Minnesota Charter School Lease Revenue Bonds,
Saint Croix Preparatory Academy, Refunding Series 2016A, 4.250%,
8/01/46
8/26 at 100.00 67,268
1,000 Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A,
5.000%, 2/15/48
2/28 at 100.00 1,019,216
555 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Twin Cities German Immersion School
Project, Series 2019, 5.000%, 7/01/49
7/27 at 102.00 524,762
300 Saint Paul Park, Minnesota, Senior Housing and Health Care Revenue
Bonds, Presbyterian Homes Bloomington Project, Refunding Series 2017,
4.250%, 9/01/37
9/24 at 100.00 290,040
TOTAL MINNESOTA 1,901,286
MISSISSIPPI - 1.0%
1,000 Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds,
Baptist Memorial Healthcare, Series 2016A, 5.000%, 9/01/41
9/26 at 100.00 1,011,137
TOTAL MISSISSIPPI 1,011,137
MISSOURI - 2.8%
1,000 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, Southwest Baptist University Project, Series 2012,
5.000%, 10/01/33
9/24 at 100.00 999,256
500 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2016A, 5.000%, 2/01/46
2/26 at 100.00 502,867
500 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2024A, 5.250%, 2/01/54
2/34 at 100.00 524,775
100 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village Saint Louis Obligated Group, Series 2017,
5.000%, 9/01/48
9/27 at 100.00 96,999
215 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village Saint Louis Obligated Group, Series 2018A,
5.250%, 9/01/53
9/25 at 103.00 213,090
335 Saline County Industrial Development Authority, Missouri, First Mortgage
Revenue Bonds, Missouri Valley College, Series 2017, 4.500%, 10/01/40
9/24 at 100.00 299,735
225 (c) Taney County Industrial Development Authority, Missouri, Sales Tax
Revenue Improvement Bonds, Big Cedar Infrastructure Project Series
2023, 6.000%, 10/01/49
10/30 at 100.00 226,553
TOTAL MISSOURI 2,863,275

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
NEBRASKA - 0.5%
$ 500 Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds,
Refunding Crossover Series 2017A, 5.000%, 9/01/42
No Opt. Call $ 549,783
TOTAL NEBRASKA 549,783
NEVADA - 0.4%
350 Las Vegas Special Improvement District 817, Nevada, Local Improvement
Revenue Bonds, Summerlin Village 29 Series 2023, 6.000%, 6/01/48
6/33 at 100.00 367,666
TOTAL NEVADA 367,666
NEW JERSEY - 1.6%
15 (f) Gloucester County Pollution Control Financing Authority, New Jersey,
Pollution Control Revenue Bonds, Logan Project, Refunding Series 2014A,
5.000%, 12/01/24, (AMT), (ETM)
No Opt. Call 15,088
545 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2015AA, 5.000%, 6/15/45
6/25 at 100.00 548,789
1,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A, 5.000%, 6/01/46
6/28 at 100.00 1,023,728
TOTAL NEW JERSEY 1,587,605
NEW YORK - 5.8%
60 Buffalo and Erie County Industrial Land Development Corporation, New
York, Revenue Bonds, Catholic Health System, Inc. Project, Series 2015,
5.250%, 7/01/35
7/25 at 100.00 59,165
1,500 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2022A, 5.000%, 3/15/46
3/32 at 100.00 1,626,206
250 Genesee County Funding Corporation, New York, Revenue Bonds,
Rochester Regional Health Project, Series 2022A, 5.250%, 12/01/52
12/32 at 100.00 260,494
315 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020C-1, 5.250%, 11/15/55
5/30 at 100.00 331,979
500 (c) New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44
11/24 at 100.00 500,501
1,000 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, John F Kennedy International Airport New
Terminal 1 Project, Green Series 2024, 5.500%, 6/30/54, (AMT)
6/33 at 100.00 1,067,706
445 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, New Terminal 1 John F Kennedy International
Airport Project, Green Series 2023, 6.000%, 6/30/54, (AMT)
6/31 at 100.00 484,643
500 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2023, 6.000%, 4/01/35, (AMT)
4/31 at 100.00 564,530
100 Oneida Indian Nation, New York, Tax Revenue Bonds, Series 2024B,
6.000%, 9/01/43
9/31 at 102.00 109,890
1,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/48
6/27 at 100.00 889,037
TOTAL NEW YORK 5,894,151
NORTH CAROLINA - 2.7%
685 North Carolina Medical Care Commission,  Retirement Facilities First
Mortgage Revenue Bonds, Southminster Project, Refunding Series 2016,
5.000%, 10/01/31
10/24 at 102.00 692,941
2,000 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Senior Lien Series 2019, 5.000%, 1/01/49
1/30 at 100.00 2,077,689
TOTAL NORTH CAROLINA 2,770,630

Nuveen Municipal Income Fund, Inc.
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NMI
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
NORTH DAKOTA - 0.1%
$ 100 Grand Forks, North Dakota, Senior Housing & Nursing Facilities Revenue
Bonds, Valley Homes and Services Obligated Group, Series 2017, 5.000%,
12/01/36
12/26 at 100.00 $ 97,214
TOTAL NORTH DAKOTA 97,214
OHIO - 3.3%
1,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 927,461
1,000 Cleveland-Cuyahoga County Port Authroity, Ohio, Cultural Facility
Revenue Bonds, The Cleveland Museum of Natural History Project, Series
2021, 4.000%, 7/01/51
7/31 at 100.00 912,270
500 (c) Columbus-Franklin County Finance Authority, Ohio, Revenue Bonds,
Bridge Park G Block Project, Public Infrastructure Series 2022, 5.000%,
12/01/45
12/29 at 100.00 505,432
500 (c) Jefferson County Port Authority, Ohio, Economic Development Revenue
Bonds, JSW Steel USA Ohio, Inc. Project, Series 2023, 5.000%, 12/01/53,
(AMT), (Mandatory Put 12/01/28)
9/28 at 100.00 509,030
500 (c) Ohio Air Quality Development Authority, Ohio, Exempt Facilities Revenue
Bonds, AMG Vanadium Project, Series 2019, 5.000%, 7/01/49, (AMT)
7/29 at 100.00 472,758
TOTAL OHIO 3,326,951
OKLAHOMA - 0.7%
670 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B, 5.500%, 8/15/52
8/28 at 100.00 691,085
TOTAL OKLAHOMA 691,085
OREGON - 0.1%
55 Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds,
Rose Villa Inc., Series 2020A, 5.250%, 11/15/50
11/25 at 102.00 53,244
TOTAL OREGON 53,244
PENNSYLVANIA - 3.2%
400 (c) Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, Neuweiler Lofts Project, Series 2023,
6.250%, 5/01/42
5/33 at 100.00 404,121
250 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, Waterfront-30 E Allen Street Project,
Subordinate Series 2024B, 6.000%, 5/01/42
5/31 at 103.00 264,836
1,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Reading
Hospital & Medical Center Project, Series 2012A, 5.000%, 11/01/40
8/24 at 100.00 640,000
500 Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Penn
State Health, Series 2021, 5.000%, 11/01/51
11/29 at 100.00 515,998
495 Lehigh County, Pennsylvania, Revenue Bonds, Lehigh Valley Dual
Language Charter School, General Purpose Authority, Series 2023,
7.000%, 6/01/53
6/30 at 103.00 540,831
560 (f) Montgomery County Industrial Development Authority, Pennsylvania,
Health System Revenue Bonds, Albert Einstein Healthcare Network Issue,
Series 2015A, 5.250%, 1/15/36, (Pre-refunded 1/15/25)
1/25 at 100.00 565,654
350 Montgomery County Redevelopment Authority, Pennsylvania, Special
Obligation Revenue Bonds, River Pointe Project Series 2023, 6.500%,
9/01/43
9/33 at 100.00 360,015
TOTAL PENNSYLVANIA 3,291,455

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
PUERTO RICO - 2.1%
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1
:
$ 1,760 0.000%, 7/01/51 7/28 at 30.01 $ 428,388
500 4.750%, 7/01/53 7/28 at 100.00 497,954
1,000 5.000%, 7/01/58 7/28 at 100.00 1,005,251
200 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40
7/28 at 100.00 198,924
TOTAL PUERTO RICO 2,130,517
SOUTH CAROLINA - 1.1%
620 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Bishop Gadsden Episcopal Retirement
Community, Series 2019A, 4.000%, 4/01/49
4/26 at 103.00 519,492
560 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Riverwalk Academy Project Series 2023A,
7.000%, 6/15/43
6/33 at 100.00 588,995
TOTAL SOUTH CAROLINA 1,108,487
SOUTH DAKOTA - 0.1%
100 Sioux Falls, South Dakota, Health Facilities Revenue Bonds, Dow Rummel
Village Project, Series 2017, 5.125%, 11/01/47
11/26 at 100.00 92,271
TOTAL SOUTH DAKOTA 92,271
TENNESSEE - 0.3%
250 Metropolitan Nashville Airport Authority, Tennessee, Airport Improvement
Revenue Bonds, Series 2022B, 5.500%, 7/01/42, (AMT)
7/32 at 100.00 275,976
TOTAL TENNESSEE 275,976
TEXAS - 6.7%
1,000 Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds,
Refunding Series 2021A, 4.000%, 11/01/46
11/30 at 100.00 972,429
500 (c) Kyle, Texas, Special Assessment Revenue Bonds, Southwest Kyle Public
Improvement District 1 Improvement Area 2 Project, Series 2023, 6.750%,
9/01/48
9/33 at 100.00 530,793
125 (c) Mission Economic Development Corporation, Texas, Revenue Bonds,
Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, (AMT)
8/24 at 103.00 124,879
1,000 (c) Mustang Ridge, Travis and Caldwell Counties, Texas, Special Assessment
Revenue Bonds, Durango Public Improvement District Improvement Area
1 Series 2023, 6.375%, 9/01/53
9/31 at 100.00 1,031,896
1,000 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation
- College Station I LLC - Texas A&M University Project, Series 2014A,
5.000%, 4/01/46 - AGM Insured
8/24 at 100.00 1,000,057
200 (f) North Texas Tollway Authority, Special Projects System Revenue Bonds,
Convertible Capital Appreciation Series 2011C, 7.000%, 9/01/43, (Pre-
refunded 9/01/31)
9/31 at 100.00 243,885
535 (c) Plano, Collin and Denton Counties, Texas, Special Assessment Revenue
Bonds, Haggard Farm Public Improvement District Project, Area 1 Project
Series 2023, 7.500%, 9/15/53
9/33 at 100.00 570,233
240 Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue
Bonds, Series 2014A, 5.000%, 2/01/34
9/24 at 100.00 238,376
295 SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply
Revenue Bonds, Series 2007, 5.500%, 8/01/27
No Opt. Call 305,383

Nuveen Municipal Income Fund, Inc.
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NMI
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TEXAS (continued)
$ 1,000 Texas Private Activity Bond Surface Transporation Corporation, Senior
Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Segments 3C
Project, Series 2019, 5.000%, 6/30/58, (AMT)
6/29 at 100.00 $ 1,006,663
250 (c) Travis County Development Authority, Texas, Contract Assessment
Revenue Bonds, Bella Fortuna Public Improvement District, Series 2024,
5.625%, 9/01/51
9/32 at 100.00 252,530
500 (c) Vista Lago, Travis County, Texas, Special Assessment Revenue Bonds,
Tessera on Lake Travis Public Improvement District Improvement Area #3
Project, Series 2024, 6.000%, 9/01/54
9/34 at 100.00 510,723
TOTAL TEXAS 6,787,847
UTAH - 0.4%
410 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2023A, 5.250%, 7/01/53, (AMT)
7/33 at 100.00 438,075
TOTAL UTAH 438,075
VIRGIN ISLANDS - 0.4%
380 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/32
No Opt. Call 402,540
TOTAL VIRGIN ISLANDS 402,540
VIRGINIA - 2.2%
100 James City County Economic Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Williamsburg Landing Inc., Series 2024A,
6.875%, 12/01/58
12/30 at 103.00 110,410
100 Virginia Beach Development Authority, Virginia, Residential Care Facility
Revenue Bonds, Westminster Canterbury on Chesapeake Bay, Series
2023A, 7.000%, 9/01/53
9/30 at 103.00 115,054
1,265 Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%,
12/31/56, (AMT)
6/27 at 100.00 1,279,633
750 Virginia Small Business Financing Authority, Revenue Bonds, 95 Express
Lanes LLC Project, Refunding Senior Lien Series 2022, 5.000%, 12/31/47,
(AMT)
12/32 at 100.00 781,542
TOTAL VIRGINIA 2,286,639
WASHINGTON - 1.6%
1,000 Grays Harbor Public Hospital District 1, Washington, Revenue Bonds,
Summit Pacific Medial Center Series 2023, 6.750%, 12/01/44
12/33 at 100.00 1,105,848
500 Jefferson County Public Hospital District 2, Washington, Hospital Revenue
Bonds, Refunding Series 2023A, 6.875%, 12/01/53
12/30 at 103.00 506,763
TOTAL WASHINGTON 1,612,611
WEST VIRGINIA - 1.2%
225 (c) Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Subordinate Improvement Series 2023A, 7.000%,
6/01/43
6/30 at 103.00 241,444
1,000 West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia
University Health System Obligated Group, Improvement Series 2017A,
5.000%, 6/01/47
6/27 at 100.00 1,018,183
TOTAL WEST VIRGINIA 1,259,627

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
WISCONSIN - 3.7%
Public Finance Authority of Wisconsin, Conference Center and Hotel
Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series
2018B
:
$ 4 (c),(d) 0.000%, 1/01/46 No Opt. Call $ 106
4 (c),(d) 0.000%, 1/01/47 No Opt. Call 97
4 (c),(d) 0.000%, 1/01/48 No Opt. Call 91
4 (c),(d) 0.000%, 1/01/49 No Opt. Call 85
3 (c),(d) 0.000%, 1/01/50 No Opt. Call 78
4 (c),(d) 0.000%, 1/01/51 No Opt. Call 81
98 (c),(d) 3.750%, 7/01/51 3/28 at 100.00 70,423
4 (c),(d) 0.000%, 1/01/52 No Opt. Call 75
4 (c),(d) 0.000%, 1/01/53 No Opt. Call 70
4 (c),(d) 0.000%, 1/01/54 No Opt. Call 66
4 (c),(d) 0.000%, 1/01/55 No Opt. Call 61
4 (c),(d) 0.000%, 1/01/56 No Opt. Call 57
4 (c),(d) 0.000%, 1/01/57 No Opt. Call 54
4 (c),(d) 0.000%, 1/01/58 No Opt. Call 50
3 (c),(d) 0.000%, 1/01/59 No Opt. Call 47
3 (c),(d) 0.000%, 1/01/60 No Opt. Call 44
3 (c),(d) 0.000%, 1/01/61 No Opt. Call 41
3 (c),(d) 0.000%, 1/01/62 No Opt. Call 39
3 (c),(d) 0.000%, 1/01/63 No Opt. Call 36
3 (c),(d) 0.000%, 1/01/64 No Opt. Call 34
3 (c),(d) 0.000%, 1/01/65 No Opt. Call 32
3 (c),(d) 0.000%, 1/01/66 No Opt. Call 29
42 (c),(d) 0.000%, 1/01/67 No Opt. Call 344
1,000 (c) Public Finance Authority of Wisconsin, Multifamily Housing Revenue
Bonds, Promenade Apartments Project, Series 2024, 6.250%, 2/01/39
2/29 at 103.00 1,038,108
500 (c) Public Finance Authority of Wisconsin, Revenue Bonds, Revolution
Academy, Refunding Series 2023A, 6.250%, 10/01/53
10/31 at 100.00 525,844
535 (c) Public Finance Authority of Wisconsin, Revenue Bonds, Unity Classical
Charter School, A Challenge Foundation Academy, Series 2023, 6.625%,
7/01/43
7/30 at 100.00 560,073
250 (c) Public Finance Authority, Wisconsin, Tax Increment, Revenue Senior
Bonds, Miami, Miami World Center Project, Series 2024A, 5.000%,
6/01/41
6/29 at 103.00 253,646
200 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Dickson Hollow Project. Series 2014, 5.125%, 10/01/34
9/24 at 101.00 200,057
200 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Oakwood Lutheran Senior Ministries, Series 2021, 4.000%,
1/01/57
1/27 at 103.00 146,272
1,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, PHW Oconomowoc, Inc. Project, Series 2018, 5.125%, 10/01/48
9/24 at 102.00 916,406
TOTAL WISCONSIN 3,712,446
TOTAL MUNICIPAL BONDS
(cost $98,045,629) 100,766,883
TOTAL LONG-TERM INVESTMENTS
(cost $98,045,629) 100,766,883
OTHER ASSETS & LIABILITIES, NET -  0.9% 932,773
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 101,699,656

Nuveen Municipal Income Fund, Inc.
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NMI
a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 100,761,953 $ 4,930 $ 100,766,883
Total
$ – $ 100,761,953 $ 4,930 $ 100,766,883
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $23,862,173 or 23.7% of Total Investments.
(d) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e) For fair value measurement disclosure purposes, investment classified as Level 3.
(f) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
WI/DD When-issued or delayed delivery security.